Note 4 - Segment and Revenue Information - Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Gain on disposal of subsidiaries	$ 0	$ 5,289	$ 0
Gain on divestment of joint venture	0	2,063	0
Government granted VAT refund	0	4,030	0
Other items	466	160	0
Total other operating income	$ 466	$ 11,542	$ 0